Average Annual Total Returns{- Franklin MicroCap Value Fund} - Franklin Value Investors Trust-32 - Franklin MicroCap Value Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(2.14%)	5.81%	6.81%	(3.37%)	3.66%	4.73%	(0.37%)	4.45%	5.29%	3.95%	7.40%	6.39%	[1]	3.81%	7.28%	7.67%	4.63%	9.65%	8.66%

[1]	1. Since inception May 1, 2013.